CLOSURE AND RECLAMATION PROVISIONS	12 Months Ended
Dec. 31, 2022
Closure and Reclamation Provisions [abstract]
CLOSURE AND RECLAMATION PROVISIONS

15.   CLOSURE AND RECLAMATION PROVISIONS

The following table summarizes the changes in closure and reclamation provisions:

	Closure and Reclamation Provisions
	Caylloma Mine	San Jose Mine	Lindero Mine	Yaramoko Mine	Séguéla Project	Total
Balance at December 31, 2021	$14,898	$7,128	$19,639	$12,895	$1,552	$56,112
Changes in estimate	(1,235)	(493)	(8,666)	135	5,238	(5,021)
Reclamation expenditures	(503)	(120)	-	-	-	(623)
Accretion	796	682	541	345	-	2,364
Effect of changes in foreign exchange rates	-	473	-	-	-	473
Balance at December 31, 2022	13,956	7,670	11,514	13,375	6,790	53,305
Less: Current portion	(1,577)	(600)	-	-	-	(2,177)
Non-current portion	$12,379	$7,070	$11,514	$13,375	$6,790	$51,128

	Closure and Reclamation Provisions
	Caylloma Mine	San Jose Mine	Lindero Project	Yaramoko Mine	Séguéla Project	Total
Balance at December 31, 2020	$14,761	$5,905	$19,684	$-	$-	$40,350
Acquisition of Roxgold	-	-	-	11,122	-	11,122
Changes in estimate	(152)	1,142	(422)	1,609	1,552	3,729
Reclamation expenditures	(180)	(173)	-	-	-	(353)
Accretion	469	439	377	164	-	1,449
Effect of changes in foreign exchange rates	-	(185)	-	-	-	(185)
Balance at December 31, 2021	14,898	7,128	19,639	12,895	1,552	56,112
Less: Current portion	(1,230)	(652)	-	-	-	(1,882)
Non-current portion	$13,668	$6,476	$19,639	$12,895	$1,552	$54,230

The following table summarizes certain key inputs used in determining the present value of reclamation costs related to mine and development sites:

	Closure and Reclamation Provisions
	Caylloma Mine	San Jose Mine	Lindero Mine	Yaramoko Mine	Séguéla Project	Total
Undiscounted uninflated estimated cash flows	$15,823	$8,413	$14,138	$14,113	$7,525	$60,012
Discount rate	5.88%	9.35%	4.14%	4.22%	3.88%
Inflation rate	2.30%	7.13%	1.96%	3.67%	2.20%

The Company is expecting to incur progressive reclamation costs throughout the life of its mines.